ACQUISITIONS - (Tables)	12 Months Ended
Dec. 31, 2017
Stillwater
Disclosure of detailed information about business combination [line items]
Schedule of consideration paid for acquisition

Figures in million	Note	US dollar	SA rand
Cash		2,080.7	27,174.5
Liability raised in respect of dissenting shareholders	18.2	104.5	1,364.3
Settlement of share-based payment awards (cash)		16.2	211.9
Total consideration		2,201.4	28,750.7

Schedule of identifiable assets acquired and liabilities assumed in acquisition

Figures in million	Notes	US dollar	SA rand
Property, plant and equipment	12	2,293.2	29,948.6
Other non-current assets		6.9	90.8
Inventories		159.7	2,085.4
Current investments		278.9	3,642.2
Cash and cash equivalents		137.2	1,792.2
Other current assets		37.3	487.3
Borrowings		(454.6)	(5,937.6)
Environmental rehabilitation obligation	25	(23.9)	(312.1)
Deferred tax liabilities	9.3	(573.2)	(7,486.3)
Other non-current liabilities		(19.9)	(260.3)
Trade and other payables		(88.1)	(1,150.1)
Other current liabilities		(1.8)	(23.3)
Total fair value of identifiable net assets acquired		1,751.7	22,876.8

Schedule of goodwill arising from acquisition

Figures in million	Note	US dollar	SA rand
Consideration		2,201.4	28,750.7
Fair value of identifiable net assets		(1,751.7)	(22,876.8)
Goodwill	14	449.7	5,873.9

Rustenburg Operations Acquisition
Disclosure of detailed information about business combination [line items]
Schedule of consideration paid for acquisition

Figures in million - SA rand	Note	2016
Cash		1,500.0
Deferred Payment[1]	18.2	1,553.3
True-up amount[2]		65.1
Total consideration		3,118.4

[1] The Deferred Payment was based on 35% of the expected distributable free cash flow generated by the Rustenburg operations over an extended payment period from 1 January 2017, subject to a minimum payment of R3.0 billion discounted at a cost of debt of 9.5%

[2] The upfront purchase price was adjusted after Closing (i.e. the true-up amount) for actual Closing cash of the Rustenburg operations in excess of the estimated Closing cash of the Rustenburg operations and actual Closing working capital of the Rustenburg operations in excess of the targeted Closing working capital of the Rustenburg operations (in essence, representing a normalised level of working capital).

Schedule of identifiable assets acquired and liabilities assumed in acquisition

		Revised
Figures in million - SA rand	Notes	2016
Property, plant and equipment	12	4,021.5
Environmental rehabilitation obligation funds	17	280.7
Other non-current assets		220.9
Inventories		80.4
Trade and other receivables		2,991.6
Other current assets		242.0
Cash and cash equivalents		0.1
Environmental rehabilitation obligation	25	(79.8)
Deferred tax liabilities	9.3	(1,147.9)
Trade and other payables		(1,312.5)
Total fair value of identifiable net assets acquired		5,297.0

Schedule of gain on acquisition

		Revised
Figures in million - SA rand	Note	2016
Consideration		3,118.4
Fair value of identifiable net assets		(5,297.0)
Gain on acquisition	14	(2,178.6)

Aquarius Acquisition
Disclosure of detailed information about business combination [line items]
Schedule of consideration paid for acquisition

Figures in million - SA rand	2016
Cash	4,301.5
Total consideration	4,301.5

Schedule of identifiable assets acquired and liabilities assumed in acquisition

Figures in million - SA rand	Notes	2016
Property, plant and equipment	12	1,680.8
Equity-accounted investments	15	2,066.7
Environmental rehabilitation obligation funds	17	151.9
Other non-current assets		108.4
Inventories		155.0
Trade and other receivables		908.9
Cash and cash equivalents		494.1
Environmental rehabilitation obligation	25	(630.0)
Deferred tax liabilities	9.3	49.2
Other non-current liabilities		(32.4)
Trade and other payables		(1,025.6)
Tax and royalties payable		(13.2)
Total fair value of identifiable net assets acquired		3,913.8

Schedule of goodwill arising from acquisition

Figures in million - SA rand	Note	2016
Consideration		4,301.5
Fair value of identifiable net assets		(3,913.8)
Non-controlling interests, based on their proportionate interest in the recognised amounts of the assets and liabilities		12.9
Goodwill	14	400.6